Consolidated Statements Of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [Abstract]
Sales (Notes 4,38,48 and 50)	₩ 60,033,062	₩ 59,335,889	₩ 59,763,087
Sales of goods	57,897,804	55,772,548	55,379,487
Sales of construction services (Note 23)	1,742,391	3,212,184	4,026,857
Sales of services	392,867	351,157	356,743
Cost of sales (Notes 16,28,46 and 50)	(58,207,721)	(52,098,855)	(45,549,553)
Cost of sales of goods	(55,976,628)	(48,454,036)	(41,237,372)
Cost of sales of construction services	(1,638,869)	(3,047,396)	(3,755,144)
Cost of sales of services	(592,224)	(597,423)	(557,037)
Gross profit	1,825,341	7,237,034	14,213,534
Selling and administrative expenses (Note 28,39,46 and 50)	(2,627,890)	(2,762,855)	(2,639,232)
Other income (Note 40)	969,894	869,118	840,184
Other expenses (Note 40)	(231,330)	(180,055)	(188,624)
Other gains (losses), net (Note 41)	(621,124)	156,627	70,498
Operating profit (loss) (Note 4)	(685,109)	5,319,869	12,296,360
Finance income (Note 5,14 and 42)	796,870	1,530,618	791,543
Finance expenses (Note 5,14 and 43)	(2,470,743)	(3,127,952)	(2,437,087)
Profit (loss) related to associates, joint ventures and subsidiaries (Note 4 and 20)	358,163	(108,317)	(137,348)
Share in profit of associates and joint ventures	473,269	241,537	224,435
Gain on disposal of investments in associates and joint ventures	5,079	609	52
Gain on disposal of investments in subsidiaries (Note 16)	73	0	0
Share in loss of associates and joint ventures	(110,168)	(323,225)	(243,361)
Loss on disposal of investments in associates and joint ventures	(2,183)	0	(2,935)
Impairment loss on investments in associates and joint ventures (Note 20)	(7,907)	(27,238)	(115,539)
Profit (loss) before income tax	(2,000,819)	3,614,218	10,513,468
Income tax benefit (expense) (Note 44)	826,321	(2,172,824)	(3,365,141)
Profit (loss) for the period	(1,174,498)	1,441,394	7,148,327
Other comprehensive income (loss) (Note 5,14,28,34 and 37)	(106,925)	(94,716)	(2,302)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax (Note 28 and 34)	(108,169)	170,337	(75,926)
Share in other comprehensive loss of associates and joint ventures, net of tax (Note 34)	(1,153)	10,067	(2,515)
Net change in fair value of equity Investments at fair value through other comprehensive loss (Note 37)	(34,185)
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax (Note 37)		(7,098)	61,279
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax (Note 5,14 and 37)	211	20,868	28,414
Foreign currency translation of foreign operations, net of tax (Note 37)	(20,717)	(134,196)	41,360
Share in other comprehensive income (loss) of associates and joint ventures, net of tax (Note 37)	57,088	(154,694)	(54,914)
Total comprehensive income (loss) for the period	(1,281,423)	1,346,678	7,146,025
Profit or loss attributable to:
Owners of the controlling company (Note 47)	(1,314,567)	1,298,720	7,048,581
Non-controlling interests	140,069	142,674	99,746
Profit (loss) for the period	(1,174,498)	1,441,394	7,148,327
Total comprehensive income (loss) attributable to:
Owners of the controlling company	(1,426,477)	1,230,194	7,041,557
Non-controlling interests	145,054	116,484	104,468
Other comprehensive income (loss)	₩ (1,281,423)	₩ 1,346,678	₩ 7,146,025
Earnings (loss) per share (in won) (Note 47)
Basic and diluted earnings per share	₩ (2,048)	₩ 2,023	₩ 10,980